Income Taxes - Summary of Movements in Temporary Differences (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	$ (2,384)
Right-of-use assets	(4,277)	$ (5,606)	$ (9,353)
Total	(6,353)	(2,384)
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	13,380	23,631
Recognized in earnings	(2,794)	(10,251)
Business acquisition	327	0
Foreign currency translation adjustment	(15)	0
Total	10,898	13,380
Deferred Tax Assets | Losses available for carryforward and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	9,932	18,240
Recognized in earnings	(2,108)	(8,308)
Business acquisition	327	0
Foreign currency translation adjustment	0	0
Total	8,151	9,932
Deferred Tax Assets | Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	3,053	4,907
Recognized in earnings	(654)	(1,854)
Business acquisition	0	0
Foreign currency translation adjustment	(15)	0
Total	2,384	3,053
Deferred Tax Assets | Deferred financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	395	484
Recognized in earnings	(32)	(89)
Business acquisition	0	0
Foreign currency translation adjustment	0	0
Total	363	395
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(15,764)	(26,266)
Recognized in earnings	1,295	10,507
Business acquisition	(2,737)	0
Foreign currency translation adjustment	(45)	(5)
Total	(17,251)	(15,764)
Deferred Tax Liabilities | Intangibles and goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(8,493)	(16,140)
Recognized in earnings	1,292	7,652
Business acquisition	(2,581)	0
Foreign currency translation adjustment	(45)	(5)
Total	(9,827)	(8,493)
Deferred Tax Liabilities | Tax credits and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(5,786)	(7,580)
Recognized in earnings	(349)	1,794
Business acquisition	(156)	0
Foreign currency translation adjustment	0	0
Total	(6,291)	(5,786)
Right-of-use assets | Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Right-of-use assets	(1,133)	(1,485)	$ (2,546)
Recognized in earnings	352	1,061
Business acquisition	0	0
Foreign currency translation adjustment	0	0
Net Carrying Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(2,384)	(2,635)
Recognized in earnings	(1,499)	256
Business acquisition	(2,410)	0
Foreign currency translation adjustment	(60)	(5)
Total	$ (6,353)	$ (2,384)